Federated Hermes Prime Cash Obligations Fund Average Annual Total Returns - Cash Series Shares [Member] - CS	12 Months Ended	60 Months Ended	115 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Prospectus [Line Items]
Average Annual Return, Percent	4.42%	1.98%	1.32%
Performance Inception Date			Jun. 02, 2015